Earnings/(losses) per share ("EPS")	6 Months Ended
Jun. 30, 2019
Earnings/(losses) per share ("EPS")
Earnings/(losses) per share ("EPS")

19. Earnings/(losses) per Share (“EPS”)

Basic earnings/(losses) per share was calculated by dividing the net profit for the period attributable to the owners of the common shares by the weighted average number of common shares issued and outstanding during the period.

Diluted earnings/(losses) per share is calculated by dividing the profit for the period attributable to the owners of the Group by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

The following reflects the earnings/(losses) and share data used in the basic and diluted earnings per share computations:

	For the three months ended
	June 30, 2018	June 30, 2019
Basic loss per share
Loss for the period attributable to owners of the Group	(3,620)	(25,998)
Plus:
Dividend on preference shares	(2,516)	(2,516)
Loss for the period available to owners of the Group	(6,136)	(28,514)
Weighted average number of shares outstanding, basic	80,801,654	80,847,127
Basic loss per share	(0.08)	(0.35)
Diluted loss per share
Loss for the period available to owners of the Group used in the calculation of diluted (loss)/earnings per share	(6,136)	(28,514)
Weighted average number of shares outstanding, basic	80,801,654	80,847,127
Dilutive potential ordinary shares	—	—
Weighted average number of shares used in the calculation of diluted (loss)/earnings per share	80,801,654	80,847,127
Diluted loss per share	(0.08)	(0.35)

	For the six months ended
	June 30, 2018	June 30, 2019
Basic earnings/(loss) per share
Profit for the period attributable to owners of the Group	15,684	(36,945)
Less:
Dividend on preference shares	(5,032)	(5,031)
Profit/(loss) for the period available to owners of the Group	10,652	(41,976)
Weighted average number of shares outstanding, basic	80,758,631	80,836,442
Basic earnings/(loss) per share	0.13	(0.52)
Diluted earnings/(loss) per share
Profit/(loss) for the period available to owners of the Group used in the calculation of diluted earnings/(loss) per share	10,652	(41,976)
Weighted average number of shares outstanding, basic	80,758,631	80,836,442
Dilutive potential ordinary shares	732,041	—
Weighted average number of shares used in the calculation of diluted earnings/(loss) per share	81,490,672	80,836,442
Diluted earnings/(loss) per share	0.13	(0.52)

The Group excluded the dilutive effect of 2,666,031 SARs and 378,967 RSUs (June 30, 2018: 971,911 SARs and 0 RSUs) in calculating diluted EPS for the three and six months ended June 30, 2019, as they were anti-dilutive.